Other non-current assets (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2015
Other Assets Noncurrent [Line Items]
Other than temporary impairment loss	$ 1,100,000
Examville.com LLC [Member]
Other Assets Noncurrent [Line Items]
Promissory notes		$ 1,100,000